SHARE-BASED PAYMENTS - Summary of assumptions used to estimate the fair value of the share options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED PAYMENTS
Risk-free rate, Minimum	1.75%	1.13%
Risk-free rate, Maximum	2.93%	1.62%
Expected volatility range, Minimum	35.62%	36.28%
Expected volatility range, Maximum	46.22%	38.03%
Exercise multiple, Minimum	2.20	2.20
Exercise multiple, Maximum	2.80	2.80
Minimum
SHARE-BASED PAYMENTS
Fair market value per ordinary share as at valuation dates	$ 0.24	$ 1.97
Maximum
SHARE-BASED PAYMENTS
Fair market value per ordinary share as at valuation dates	$ 0.73	$ 3.49